Note 23 - Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of supplemental cash flows schedule [text block]
	201 8	2017	2016
Income taxes and other taxes paid	$189,534	$178,022	$187,705
Interest paid	$51,898	$41,650	$25,103